UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 17.5%
Communications Equipment - 3.9%
Juniper Networks, Inc. (a)	825,100	$17,863,415
QUALCOMM, Inc.	423,900	17,939,448

		35,802,863

Computers & Peripherals - 1.7%
Apple, Inc. (a)	128,500	16,169,155

Electronic Equipment, Instruments & Components - 1.4%
Byd Co. Ltd.-Class H (a)	3,600,500	9,389,507
Itron, Inc. (a)	86,900	3,997,400

		13,386,907

Internet Software & Services - 3.3%
Equinix, Inc. (a)	160,900	11,300,007
Google, Inc.-Class A (a)	23,300	9,226,101
Tencent Holdings Ltd.	1,130,200	10,097,979

		30,624,087

Semiconductors & Semiconductor Equipment - 2.8%
Silicon Laboratories, Inc. (a)	330,800	11,002,408
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	1,465,419	15,489,479

		26,491,887

Software - 4.4%
Activision Blizzard, Inc. (a)	967,700	10,422,129
Nintendo Co. Ltd.	29,500	7,931,396
Red Hat, Inc. (a)	559,970	9,670,682
Salesforce.com, Inc. (a)	292,200	12,509,082

		40,533,289

		163,008,188

Financials - 15.7%
Capital Markets - 6.5%
BlackRock, Inc.-Class A	73,500	10,769,220
The Charles Schwab Corp.	693,600	12,817,728
Credit Suisse Group AG (Sponsored ADR)	370,000	14,163,600
Man Group PLC	3,435,677	12,699,100
TD Ameritrade Holding Corp. (a)	620,800	9,876,928

		60,326,576

Commercial Banks - 4.0%
Itau Unibanco Banco Multiplo SA (ADR)	936,000	12,851,280
Standard Chartered PLC	890,600	13,776,900
United Overseas Bank Ltd.	1,440,000	11,099,070

		37,727,250

Diversified Financial Services - 3.0%
JP Morgan Chase & Co.	352,700	11,639,100
Nasdaq QMX Group, Inc. (a)	479,700	9,224,631
Yuanta Financial Holding Co. Ltd.	11,814,000	6,909,212

		27,772,943

Insurance - 1.1%
China Life Insurance Co. Ltd.-Class H	2,919,000	10,307,492

Real Estate Management & Development - 1.1%
Sun Hung Kai Properties Ltd.	979,000	10,108,120

		146,242,381

Energy - 14.5%
Energy Equipment & Services - 3.6%
National Oilwell Varco, Inc. (a)	307,300	9,305,044
Saipem SpA	482,767	10,318,796
Schlumberger Ltd.	284,700	13,947,453

		33,571,293

Oil, Gas & Consumable Fuels - 10.9%
Cameco Corp.	500,000	11,480,767
China Shenhua Energy Co., Ltd-Class H	2,050,000	5,706,963
Denbury Resources, Inc. (a)	1,199,656	19,530,400
EOG Resources, Inc.	248,700	15,787,476
Occidental Petroleum Corp.	344,200	19,375,018
Petroleo Brasileiro SA (ADR)	585,600	19,658,592
Tullow Oil PLC	775,430	9,153,817

		100,693,033

		134,264,326

Industrials - 11.8%
Construction & Engineering - 5.3%
China Railway Construction Corp. Ltd.-Class H (a)	8,699,500	12,020,716
Quanta Services, Inc. (a)	426,100	9,685,253
Shaw Group, Inc. (a)	538,000	18,039,140
URS Corp. (a)	222,500	9,803,350

		49,548,459

Electrical Equipment - 1.6%
ABB Ltd. (Sponsored ADR)	1,034,300	14,707,746

Industrial Conglomerates - 1.1%
Siemens AG	145,795	9,802,489

Machinery - 1.3%
PACCAR, Inc.	347,300	12,308,312

Marine - 1.3%
China COSCO Holdings Co. Ltd.-Class H	7,000,000	5,669,083
China Shipping Container Lines Co. Ltd.-Class H	27,067,000	6,511,517

		12,180,600

Road & Rail - 1.2%
Union Pacific Corp.	217,500	10,687,950

		109,235,556

Materials - 10.0%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	212,950	14,033,405
Monsanto Co.	134,100	11,383,749
Sociedad Quimica y Minera de Chile SA (ADR)	289,100	9,109,541

		34,526,695

Metals & Mining - 6.3%
AngloGold Ashanti Ltd. (ADR)	310,000	9,548,000
ArcelorMittal	444,300	10,476,594
Hitachi Metals Ltd.	1,176,000	9,273,957
Impala Platinum Holdings Ltd.	793,793	15,167,026
Rio Tinto PLC	343,067	13,939,224

		58,404,801

		92,931,496

Health Care - 8.3%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	248,200	4,559,434
Celgene Corp. (a)	67,900	2,900,688
Cepheid, Inc. (a)	930,900	9,029,730
Genomic Health, Inc. (a)	453,200	10,197,000
Gilead Sciences, Inc. (a)	119,500	5,473,100

		32,159,952

Health Care Equipment & Supplies -0.6%
China Medical Technologies, Inc. (Sponsored ADR)	284,800	5,564,992

Health Care Providers & Services - 0.3%
Medco Health Solutions, Inc. (a)	69,800	3,039,790

Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	444,300	16,594,605
Qiagen NV (a)	128,100	2,111,088

		18,705,693

Pharmaceuticals - 1.9%
Novartis AG	118,120	4,470,640
Roche Holding AG	34,446	4,343,783
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	210,780	9,251,134

		18,065,557

		77,535,984

Consumer Discretionary - 8.3%
Auto Components - 1.4%
BorgWarner, Inc.	442,800	12,819,060

Automobiles - 2.0%
Toyota Motor Corp.(Sponsored ADR)	233,800	18,507,608

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	191,500	10,145,670

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	283,700	7,625,856

Internet & Catalog Retail - 1.6%
Amazon.Com, Inc. (a)	191,800	15,443,736

Media - 1.4%
The Walt Disney Co.	589,100	12,901,290

		77,443,220

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 4.4%
China Communications Services Corp. Ltd.-Class H	10,714,000	6,276,037
China Unicom Hong Kong Ltd. (ADR)	1,551,090	17,946,111
Global Village Telecom Holding SA (a)	598,400	7,927,819
Telmex Internacional SAB de CV (ADR)	845,400	8,775,252

		40,925,219

Wireless Telecommunication Services - 2.0%
SK Telecom Co. Ltd.	60,422	8,613,547
Softbank Corp.	626,500	9,911,218

		18,524,765

		59,449,984

Consumer Staples - 5.3%
Beverages - 0.8%
Heckmann Corp. (a)	1,335,000	7,035,450

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	321,000	16,178,400

Food Products - 2.8%
Chaoda Modern Agriculture Holdings Ltd.	12,700,000	7,203,815
Perdigao SA (Sponsored ADR) (a)	326,200	9,587,018
Tingyi Cayman Islands Holding Corp.	7,476,000	9,077,087

		25,867,920

		49,081,770

Utilities - 1.6%
Electric Utilities - 1.0%
Exelon Corp.	190,400	8,783,152

Independent Power Producers & Energy Traders - 0.6%
China Resources Power Holdings Co.	2,504,000	5,611,123

		14,394,275

Total Common Stocks (cost $847,114,379) (c)		923,587,180

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $52,931)	52,931	52,931

Total Investments - 99.4% (cost $847,167,310)		923,640,111
Other assets less liabilities - 0.6%		5,414,729

Net Assets - 100.0%		$929,054,840

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	30,437	$19,605,994	$22,058,026	$2,452,032
Australian Dollar settling 7/15/09	30,437	21,525,959	22,018,208	492,249
British Pound settling 6/15/09	3,496	5,217,535	5,171,663	(45,872)
British Pound settling 6/15/09	21,410	29,739,132	31,671,999	1,932,867
British Pound settling 7/15/09	19,078	27,672,639	28,223,097	550,458
Canadian Dollar settling 6/15/09	38,382	30,101,168	32,171,134	2,069,966
Canadian Dollar settling 7/15/09	38,382	31,080,053	32,178,976	1,098,923
Euro settling 6/15/09	56,052	71,712,929	74,150,734	2,437,805
Euro settling 6/15/09	5,879	7,674,917	7,777,281	102,364
Euro settling 7/15/09	61,931	80,567,277	81,916,047	1,348,770
Japanese Yen settling 6/15/09	479,630	5,263,198	4,866,125	(397,073)
Japanese Yen settling 6/15/09	2,788,590	28,440,489	28,291,869	(148,620)
Japanese Yen settling 6/15/09	1,093,738	11,206,906	11,096,609	(110,297)
Japanese Yen settling 7/15/09	4,361,958	44,498,878	44,276,251	(222,627)
Swedish Krona settling 6/15/09	60,864	6,860,235	7,565,930	705,695
Swedish Krona settling 7/15/09	60,864	7,238,459	7,566,371	327,912

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swiss Franc settling 6/15/09	4,687	4,036,342	4,109,002	72,660
Sale Contracts:
Australian Dollar settling 6/15/09	30,437	21,560,962	22,058,026	(497,064)
British Pound settling 6/15/09	5,828	8,005,399	8,621,411	(616,012)
British Pound settling 6/15/09	19,078	27,670,540	28,222,251	(551,711)
Canadian Dollar settling 6/15/09	38,382	31,064,708	32,171,134	(1,106,426)
Euro settling 6/15/09	61,931	80,575,947	81,928,015	(1,352,068)
Japanese Yen settling 6/15/09	4,361,958	44,470,297	44,254,603	215,694
Swedish Krona settling 6/15/09	60,864	7,236,152	7,565,930	(329,778)
Swiss Franc settling 6/15/09	4,687	4,079,483	4,109,001	(29,518)
Swiss Franc settling 7/15/09	4,687	4,038,568	4,111,180	(72,612)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $118,636,148 and gross unrealized depreciation of investments was $(42,163,347), resulting in net unrealized appreciation of $76,472,801.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$678,250,498		$	– 0	–
Level 2	245,389,613	+		– 0	–
Level 3	– 0	–		– 0	–

Total	$923,640,111		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in between the close of the foreign markets and the time at which the Fund values its securities, which may materially affect the value of trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 22, 2009